Royalty Agreement and Contingent Consideration	6 Months Ended
Jun. 30, 2026
Royalty Agreement and Contingent Consideration [Abstract]
ROYALTY AGREEMENT AND CONTINGENT CONSIDERATION

10. ROYALTY AGREEMENT AND CONTINGENT CONSIDERATION

Bond SPV Royalty Agreement

On January 27, 2024, in conjunction with the Purchase Agreement, BGBPL entered into the Bond SPV Royalty with FGRBPL and Bond SPV which closed in May 2024. The Bond SPV Royalty provides for BGBPL to pay a royalty in refined gold to Bond SPV (as priority payee) and the previous leaseholder (as secondary payee, once Bond SPV debt service obligations are met) at a rate of the lesser of (i) 2,000 ounces per month, or 30% of gross production per month for the first 36 months following the start of commercial production, and (ii) 3,250 ounces per month, or 30% of gross production per month after 36 months until Bond SPV Royalty payments total the 250,000 ounce cap. This agreement represents a volumetric production payment and in accordance with ASC 932, is accounted for as a retention of the mineral right by the previous leaseholder and therefore not part of the asset acquisition described above. Gold ounces available to be sold will be reduced by the amounts provided to Bond SPV.

In accordance with ASC 932 the Bond SPV Royalty is accounted for as FGRBPL’s retention of a mineral right as it represents a volumetric production payment and is not reflected as a BGL liability.

GSR Royalty Agreement

The consideration for the transfer of mining assets under the Purchase Agreement also includes the assumption of Future Global Resources Limited’s royalty agreement with Golden Star Resources, a royalty and a contingent payment. On September 30, 2021, FGR entered into Royalty and Contingent Payment Agreement with Golden Star Resources Limited (“GSR Royalty”). The GSR Royalty provides for the payments of two types of royalties to Golden Star Resources Limited. First, a royalty of 1.0% of sale of product of net smelter returns of 100,000 to 300,000 cumulative ounces of gold, and a royalty of 2.0% of sale of product of net smelter returns of over 300,000 cumulative ounces of gold after October 1, 2020. The net smelter return royalty terminates when the aggregate payments exceed $35,000,000. To date there has been no payment triggered or made towards the net smelter return royalty. The second is a contingent payment, defined as the payment of $20,000,000 (if the price of gold is <$1,400/oz), $30,000,000 (if the price of gold is $1,400–$1,700/oz), or $40,000,000 (if the price of gold is >$1,700/oz) upon the start of sulphide mining (refractory), such payment to be made in stages during the construction and operation of the sulphide project. To date, there has been no payment triggered or made towards the sulphide mining contingent payment.